Earnings (loss) per share - Disclosure of Numerator of Basic EPS Calculation Adjusted to Allocate Undistributed Earnings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	R$ (519,417)	R$ (1,358,813)	R$ 854,071
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	R$ (519,417)	R$ (1,358,813)	R$ 854,071